Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bank Premises and Equipment [Abstract]
Depreciation and amortization expense	$ 4,800	$ 4,500	$ 4,100
Occupancy expense of the Bank's premises included rental expense	$ 8,034	$ 8,422	$ 8,165